Investment Strategy - T. Rowe Price GNMA Fund	Jul. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its total assets in mortgage-backed securities issued by the Government National Mortgage Association (GNMA), an agency of the U.S. Department of Housing and Urban Development. For purposes of the fund’s 80% investment policy, total assets means the fund’s net assets plus any amounts borrowed for investment purposes. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Mortgage-backed securities represent “pools” of mortgage loans that are guaranteed either by the Federal Housing Administration or the Veterans Administration. Mortgage lenders pool individual home mortgages to back a certificate or bond, which entitle the holder to a proportionate share of the principal and interest payments that are made on the underlying pool of mortgage loans.

Up to 20% of the fund’s total assets may be invested in high-quality securities that are not backed by the full faith and credit of the U.S. government. These securities must have a credit rating in one of the two highest rating categories (AA or AAA, or an equivalent rating) assigned by at least one of the credit rating agencies at the time of purchase or, if unrated, deemed by the adviser to be of comparable quality. Such securities may include, among others, mortgage-backed securities issued by government agencies (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation) that are not backed by the full faith and credit of the U.S. government and mortgage-related securities issued by private banks and other non-governmental issuers.

In selecting securities, the portfolio manager may weigh the characteristics of various types of mortgage-backed securities and examine yield relationships in the context of the outlook for interest rates and the economy.

For example, if interest rates seem likely to fall, the portfolio manager may purchase mortgage-backed securities expected to have below-average prepayment rates with longer maturities and allocate some assets to bonds or other securities that could appreciate in that environment.

GNMA guarantees the timely payment of interest and principal on the securities it issues, a guarantee backed by the U.S. Treasury. The GNMA guarantee does not apply to the price of GNMA securities or the fund’s share price, both of which will fluctuate with market conditions.

There is no limit on the maturity of individual securities in the fund’s portfolio or on the fund’s overall weighted average maturity, which will vary and can be influenced by various factors such as the general level of interest rates, and principal prepayments of GNMA and other mortgage-backed securities.

The fund may use a variety of derivatives, such as futures, forwards, and swaps for a number of purposes, such as for hedging risk or managing certain exposure. Specifically, the fund uses interest rate futures primarily in an effort to manage its exposure to changes in interest rates or to adjust portfolio duration.

The fund may also purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date, but the delivered securities must meet specified terms and standards. The fund will generally enter into TBA transactions with the intention of taking possession of the underlying mortgage-backed securities. However, in an effort to obtain underlying mortgage-backed securities on more preferable terms or to enhance returns, the fund may extend the settlement by entering into “dollar roll” transactions in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price. The fund also expects to engage in short sales of TBA mortgages, including short sales on TBA mortgages the fund does not own, to potentially enhance returns or manage risk.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its total assets in mortgage-backed securities issued by the Government National Mortgage Association (GNMA), an agency of the U.S. Department of Housing and Urban Development.